Fair values of financial assets and financial liabilities - Non-market observable valuation techniques Level 3 (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Oct. 01, 2018
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 3	$ 4
At fair value | Level 3
Assets
Balance at the beginning of the year	964	1,399
Impact on adoption of AASB 9			$ (492)
Restated opening balance			472
Gains/(losses) on assets recognised in: Income statements	48	3
Gains/(losses) on assets recognised in: Other comprehensive income	11
Gains/(losses) on assets recognised in: Available-for-sale securities reserve		(7)
Acquisition and issues	115	1,516
Disposal and settlements	(250)	(1,893)
Transfer into or out of non-market observables		(75)
Foreign currency translation impacts	3	21
Balance at the end of the year	399	964
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	42	(3)
Liabilities
Balance at the beginning of the year	6	9
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	7	1
Acquisition and issues	4	1
Disposal and settlements	(6)	(5)
Transfer into or out of non-market observables	18
Balance at the end of the year	29	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(11)	(2)
At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	6	9
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	7	1
Acquisition and issues	4	1
Disposal and settlements	(6)	(5)
Transfer into or out of non-market observables	18
Balance at the end of the year	29	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(11)	(2)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	330	767
Impact on adoption of AASB 9			4
Restated opening balance			334
Gains/(losses) on assets recognised in: Income statements	36	2
Acquisition and issues	63	67
Disposal and settlements	(216)	(433)
Transfer into or out of non-market observables		(75)
Foreign currency translation impacts	3	2
Balance at the end of the year	220	330
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	26	(7)
At fair value | Level 3 | Available-for-sale securities
Assets
Balance at the beginning of the year	619	617
Impact on adoption of AASB 9			(619)
Gains/(losses) on assets recognised in: Available-for-sale securities reserve		(7)
Acquisition and issues		1,446
Disposal and settlements		(1,456)
Foreign currency translation impacts		19
Balance at the end of the year		619
At fair value | Level 3 | Investment securities
Assets
Impact on adoption of AASB 9			109
Restated opening balance			109
Gains/(losses) on assets recognised in: Other comprehensive income	11
Acquisition and issues	36
Disposal and settlements	(22)
Balance at the end of the year	134
At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	15	15
Impact on adoption of AASB 9			14
Restated opening balance			29
Gains/(losses) on assets recognised in: Income statements	12	1
Acquisition and issues	16	3
Disposal and settlements	(12)	(4)
Balance at the end of the year	45	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	16	4
Parent Entity
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	3	4
Parent Entity | At fair value | Level 3
Assets
Balance at the beginning of the year	289	580
Impact on adoption of AASB 9			11
Restated opening balance			300
Gains/(losses) on assets recognised in: Income statements	19	7
Gains/(losses) on assets recognised in: Available-for-sale securities reserve		2
Acquisition and issues	35	42
Disposal and settlements	(54)	(288)
Transfer into or out of non-market observables		(53)
Foreign currency translation impacts	3	(1)
Balance at the end of the year	303	289
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	19	9
Liabilities
Balance at the beginning of the year	6
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	6
Acquisition and issues	4
Disposal and settlements	(6)
Transfer into or out of non-market observables	18
Balance at the end of the year	28	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(10)
Parent Entity | At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	6	9
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	6	1
Acquisition and issues	4	1
Disposal and settlements	(6)	(5)
Transfer into or out of non-market observables	18
Balance at the end of the year	28	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(10)	(2)
Parent Entity | At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	206	501
Restated opening balance			206
Gains/(losses) on assets recognised in: Income statements	6	6
Acquisition and issues	17	21
Disposal and settlements	(39)	(268)
Transfer into or out of non-market observables		(53)
Foreign currency translation impacts	3	(1)
Balance at the end of the year	193	206
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	3	5
Parent Entity | At fair value | Level 3 | Available-for-sale securities
Assets
Balance at the beginning of the year	70	64
Impact on adoption of AASB 9			(70)
Gains/(losses) on assets recognised in: Available-for-sale securities reserve		2
Acquisition and issues		18
Disposal and settlements		(14)
Balance at the end of the year		70
Parent Entity | At fair value | Level 3 | Investment securities
Assets
Impact on adoption of AASB 9			67
Restated opening balance			67
Acquisition and issues	2
Disposal and settlements	(3)
Balance at the end of the year	66
Parent Entity | At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	13	15
Impact on adoption of AASB 9			14
Restated opening balance			$ 27
Gains/(losses) on assets recognised in: Income statements	13	1
Acquisition and issues	16	3
Disposal and settlements	(12)	(6)
Balance at the end of the year	44	13
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	$ 16	$ 4